Note 28 - Non-controlling Interests	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of non-controlling interests [text block]
28	Non-controlling interest

Blanket Mine’s (incorporated in Zimbabwe) NCI share is recognised at an effective share and voting rights of 13.2% (2023: 13.2%, 2022: 13.2%) based on summarised results as follows:

	2024	*2023	*2022	*2021	*2020	*2019
Current assets	40,915	33,126	30,397	33,634	24,864	21,386
Non-current assets	197,701	188,134	172,611	154,003	133,908	115,610
Current liabilities	(4,320)	(10,277)	(9,583)	(17,261)	(7,339)	(8,630)
Non-current liabilities	(55,123)	(50,893)	(43,832)	(39,628)	(34,996)	(33,803)
Net assets of Blanket Mine (100%)	179,173	160,090	149,593	130,748	116,437	94,563

Carrying amount of NCI of 13.2% (2023: 13.2%, 2022: 13.2%)	20,587	18,456	16,946	14,810	12,228	12,298

Revenue	179,368	146,314	142,082	121,329	100,002	75,826
Profit after tax	39,053	22,899	29,920	34,749	31,148	27,028
Total comprehensive income of Blanket Mine (100%)	39,053	22,899	29,920	34,749	31,148	27,028

Profit allocated to NCI of 13.2% (2023: 13.2%, 2022: 13.2%)	5,155	3,022	3,950	4,584	4,185	4,378
Dividend allocated to NCI of 13.2% (2023: 13.2%, 2022: 13.2%)	(3,024)	(1,512)	(1,814)	(2,001)	(655)	(426)

	2024	*2023	*2022	*2021	*2020	*2019
Net cash inflow from operating activities	42,592	28,087	50,048	41,489	36,122	26,262
Net cash outflow from investing activities	(27,916)	(28,146)	(37,798)	(29,850)	(26,179)	(21,538)
Net cash outflow from financing activities	(11,174)	(5,017)	(16,506)	(12,817)	(9,896)	(4,028)
Net cash inflow (outflow)	3,502	(5,076)	(4,256)	(1,178)	47	696

* Restated, refer to note 41.